Schedule of condensed balance sheets (Details) - USD ($) $ in Thousands		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Current assets
Prepayments, receivables and other assets		$ 8,120	$ 1,803
Total current assets		21,087	18,455
TOTAL ASSETS		21,857	19,035
LIABILITIES
Accrued expenses and other current liabilities		17,189	11,485
Amounts due to related parties		767	478
TOTAL LIABILITIES		57,034	47,446
Shareholders’ deficit
Ordinary shares	[1]
Additional paid-in capital		84,824	4,579
Accumulated deficit		(129,532)	(166,020)
Accumulated other comprehensive income		10,967	14,699
Total AUTOZI shareholders’ deficit		(33,741)	(146,742)
Non-controlling interests		(1,436)	(529)
Total shareholders’ deficit		(35,177)	(147,271)	$ (138,032)	$ (154,977)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT		21,857	19,035
Common Class A [Member]
Shareholders’ deficit
Ordinary shares	[1]
Common Class B [Member]
Shareholders’ deficit
Ordinary shares	[1]
Parent [Member]
Current assets
Cash and cash equivalents		825
Restricted cash		501
Prepayments, receivables and other assets		5,800
Amount due from subsidiary of the Company		1,500
Total current assets		8,626
TOTAL ASSETS		8,626
LIABILITIES
Accrued expenses and other current liabilities		62
Amounts due to related parties		21
Investment deficit in subsidiaries		42,284	146,742
TOTAL LIABILITIES		42,367	146,742
Shareholders’ deficit
Ordinary shares
Additional paid-in capital		84,824	4,579
Accumulated deficit		(129,532)	(166,020)
Accumulated other comprehensive income		10,967	14,699
Total AUTOZI shareholders’ deficit		(33,741)	(146,742)
Non-controlling interests
Total shareholders’ deficit		(33,741)	(146,742)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT		8,626
Parent [Member] | Common Class A [Member]
Shareholders’ deficit
Ordinary shares
Parent [Member] | Common Class B [Member]
Shareholders’ deficit
Ordinary shares

[1]	The shares and per share information are presented on a retroactive basis to reflect the First Share Split and Second Share Split (See Note 16).